Financial Instrument - Risk Management and Fair Value - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 156,158	$ 238,792	$ 331,687	$ 204,715
Short-term investments	566,200	705,108
Account receivable	117,231	118,085
Long-term investments	138,846	65,953
Debt	1,287,248	1,174,581
Account payable	140,426	129,434
Financial Assets at Fair Value, Class [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	156,158	238,792
Short-term investments	566,200	705,108
Account receivable	117,231	118,085
Long-term investments	138,349	65,953
Financial Liabilities at Fair Value, Class [Member]
Disclosure of detailed information about financial instruments [line items]
Debt	1,147,248	1,053,070
Account payable	$ 140,426	$ 129,434